Schedule of convertible debt (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
Balance at beginning
Convertible Debt issued during the period	7,034
Unrealized loss	3,877
Balance at end	$ 10,911